Average Annual Total Returns{- Tax-Exempt Portfolio} - 03.31 FIMM Funds Class 3 Combo PRO-10 - Tax-Exempt Portfolio - Class III - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.34%	0.63%	0.33%